Note 22 - Noncontrolling Interests (Details) - Noncontrolling Interests (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2013
Redeemable Noncontrolling Interest [Line Items]
Balance	$ 751,368	$ (104,908)	$ (56,802)
Changes in ownership of subsidiaries	(778,815)
Capital injection from noncontrolling interests	1,397,616
Share-based compensation	74,376	89,256	88,940
Net income (loss)	399,238	(104,940)	(137,046)
Balance	14,646,352	751,368	(104,908)
Precious Metal Trading Services [Member] | CFO Tahoe [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	9,508,295
Precious Metal Trading Services [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interests	1,405,963
Precious Metal Trading Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Net income (loss)	1,056,322
Balance	11,970,580
Investment Advisory Services [Member] | CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	586,954	871,960
Investment Advisory Services [Member] | Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	1,760,861
Investment Advisory Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	688,062
Changes in ownership of subsidiaries	289,656
Net income (loss)	(419,202)	(183,898)
Balance	2,906,331	688,062
Institutional Subscription Services [Member] | Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	938,112
Institutional Subscription Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Changes in ownership of subsidiaries	(1,068,471)
Net income (loss)	(64,585)
Balance	(194,944)
iSTAR Financial Holdings Brokerage Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	63,306	(104,908)	(56,802)
Share-based compensation	74,376	89,256	88,940
Net income (loss)	(173,297)	78,958	(137,046)
Balance	(35,615)	63,306	(104,908)
Noncontrolling Interest Not Including Additional Paid In Capital [Member] | CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	586,954
CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		871,960		(871,960)
CFO Tahoe [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	9,508,295				(9,508,295)
Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions	2,698,973
Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interests	$ 1,405,963